Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 12 – EQUITY

The Company is authorized to issue an aggregate of 100,000,000 shares of common stock and 10,000,000 shares of “blank check” preferred stock.

Series C Convertible Preferred Stock

On December 13, 2024, the Company filed a certificate of designations of preferences, rights, and limitations of Series C Preferred Stock (the “Series C Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 10,000 shares of Series C Preferred Stock of the Company, par value $0.0001 per share. Each share of Series C Preferred Stock has a stated value of $1,000.

The Series C Preferred Stock shall rank (i) senior to the Company’s common stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series C Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series C Preferred Stock, (iii) pari passu with Series B Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) subordinate to the Series A Preferred Stock of the Company.

Holders of the Series C Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series C Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock.

Holders of the Series C Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series C Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series C Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to 100% of the Stated Value of the Series C Preferred Stock, in proportion to the full and preferential amount that all shares of the Series C Preferred Stock are entitled to receive.

Each share of Series C Preferred Stock shall be convertible into common stock (the “Series C Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the later of (i) the date of the shareholder approval of the issuance of the Series C Conversion Shares pursuant to the rules of the Nasdaq Stock Market and (ii) the one year anniversary of the date of the first issuance of any shares of the Series C Preferred Stock. In addition, the holder shall not have the right to convert any portion of the Series C Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 19.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of the respective Series C Conversion Shares. On May 29, 2025, the Company filed a certificate of amendment to the Series C Certificate of Designations, pursuant to which the beneficial ownership limitation of 19.99% was amended to 4.99%.

In March 2026, 723 shares of Series C Preferred Stock were converted into 300,000 shares of the Company’s common stock. The conversion was done pursuant to the terms of Series C Preferred Stock. Therefore, no gain or loss was recognized for the conversion.

In May 2026, 527 shares of Series C Preferred Stock were converted into 218,672 shares of the Company’s common stock. The conversion was done pursuant to the terms of Series C Preferred Stock. Therefore, no gain or loss was recognized for the conversion.

As of June 30, 2026 and December 31, 2025, 2,550 and 3,800 shares of Series C Preferred Stock were issued and outstanding, respectively.

Series D Convertible Preferred Stock

On January 6, 2025, the Company filed a certificate of designations of preferences, rights, and limitations of Series D Preferred Stock (the “Series D Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 5,000 shares of Series D Preferred Stock of the Company, par value $0.0001 per share, upon the terms and conditions as set forth in the Series D Certificate of Designations. Each share of Series D Preferred Stock has a stated value of $1,000.

The Series D Preferred Stock shall rank (i) senior to the Company’s common stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series D Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series D Preferred Stock, (iii) pari passu with the Series B Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) pari passu with the Series C Preferred Stock of the Company.

Holders of the Series D Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series D Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series D Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series D Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to 100% of the Stated Value of the Series D Preferred Stock, in proportion to the full and preferential amount that all shares of the Series D Preferred Stock are entitled to receive.

Each share of Series D Preferred Stock shall be convertible into common stock (the “Series D Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the Company has obtained shareholder approval for the issuance of the Series D Conversion Shares pursuant to the rules of the Nasdaq Stock Market. In addition, the holder shall not have the right to convert any portion of the Series D Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of the respective Series D Conversion Shares.

On May 6, 2026, the Company issued 2,074,689 shares of its common stock (the “Exchange Shares”) to its chairman, Wenzhao Lu following shareholder approval in exchange for 5,000 shares of the Company’s Series D Preferred Stock held by him, which shares of Series D Preferred Stock were cancelled. The Exchange Shares issued was equal to the total of shares of common stock Mr. Lu would have been entitled to receive upon conversion of his Series D Preferred Stock.

As of June 30, 2026 and December 31, 2025, 0 and 5,000 shares of Series D Preferred Stock were issued and outstanding, respectively.

Series E Convertible Preferred Stock

On December 12, 2025, the Company filed a certificate of designations of preferences, rights, and limitations of Series E Non-Voting Convertible Preferred Stock (the “Series E Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 19,500 shares of Series E Preferred Stock of the Company, par value $0.0001 per share, upon the terms and conditions as set forth in the Series E Certificate of Designations. Each share of Series E Preferred Stock has a Stated Value of $1,000.

The Series E Preferred Stock shall rank (i) senior to the Company’s Common Stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series E Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series E Preferred Stock, (iii) pari passu with Series C Convertible Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) pari passu the Series D Convertible Preferred Stock of the Company.

Holders of the Series E Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series E Preferred Stock equal (on an as-if-converted-to-Common-Stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

Holders of the Series E Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, in addition, as long as any shares of Series E Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series E Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock in this Certificate of Designation, (b) increase the number of authorized shares of Series E Preferred Stock, (c) authorize or issue an additional class or series of capital stock that ranks senior to the Series E Preferred Stock with respect to the distribution of assets on liquidation, or (d) enter into any agreement with respect to any of the foregoing.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series E Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series E Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series E Preferred Stock and (iii) in preference and priority to the holders of the shares of Common Stock, an amount equal to the greater of (i) 100% of the Stated Value of the Series E Preferred Stock, in proportion to the full and preferential amount that all shares of the Series E Preferred Stock are entitled to receive or (ii) such amount per share as would have been payable had all shares of Series E Preferred Stock been converted into Common Stock (without regard to any limitations on conversion set forth herein or otherwise) pursuant to Section 6 immediately prior to such Liquidation.

Each share of Series E Preferred Stock shall be convertible into Common Stock (the “Conversion Shares”), at any time from and after May 12, 2026, or such earlier time as consented to by the Company in writing at the option of the Holder thereof, into that number of shares of Common Stock (subject to certain limitations, determined by dividing the Stated Value of such share of Series E Preferred Stock by the Conversion Price of $1.50. In addition, the holder shall not have the right to convert any portion of the Series E Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Series E Preferred Stock held by the applicable holder.

In addition, the Company shall not issue any shares of Common Stock upon conversion of the Series E Preferred Stock or otherwise pursuant to the terms of the Series E Certificate of Designation if the issuance of such shares of Common Stock would exceed the aggregate number of shares of Common Stock which the Company may issue upon exercise or conversion (as the case may be) of the Series E Preferred Stock without breaching the Company’s obligations under the rules and regulations the listing rules of the Company’s Principal Market (the maximum number of shares of Common Stock which may be issued without violating such rules and regulations, the “Exchange Cap”), except that such limitation shall not apply in the event that the Company (A) obtains the approval of its stockholders as required by the applicable rules and regulations of the Principal Market for issuances of shares of Common Stock in excess of such amount (the “Stockholder Approval Date”) or (B) obtains a written opinion from outside counsel to the Company that such approval is not required, which opinion shall be reasonably satisfactory to the Required Holders (as defined in the Series E Certificate of Designation).

In May 2026, 104 shares of Series E Preferred Stock were converted into 69,000 shares of the Company’s common stock. The conversion was done pursuant to the terms of Series E Preferred Stock. Therefore, no gain or loss was recognized for the conversion.

As of June 30, 2026 and December 31, 2025, 19,396 and 19,500 shares of Series E Preferred Stock were issued and outstanding, respectively.

Common Shares and Warrants Sold for Cash from the February 2026 Private Offering

In February 2026, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain institutional investors (the “Purchasers”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 490,197 shares (the “Shares”) of the Company’s common stock at a purchase price of $0.51 per Share; (ii) pre-funded warrants (the “Pre-Funded Warrants”) at a purchase price of 0.5099 per Pre-Funded Warrant to purchase up to an aggregate of 5,882,353 shares of Common Stock (the “Pre-Funded Warrant Shares”); (iii) Series A-1 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-1 Warrants,” and the shares issuable upon exercise thereof, the “Series A-1 Warrant Shares”) and (iv) Series A-2 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-2 Warrants,” together with the Series A-1 Warrants, the “Warrants”) and the shares issuable upon exercise thereof, the “Series A-2 Warrant Shares,” together with the Series A-1 Warrant Shares, the “Warrant Shares”). The Shares, the Pre-Funded Warrants, the Pre-Funded Warrant Shares, the Warrants and the Warrant Shares are collectively referred to herein as the “Securities”. The total gross proceeds were $3,249,412.

Each Warrant has an exercise price of $0.51 per share. The Warrants are not exercisable until the Stockholders of the Company approve the issuance of the Warrants and the Warrant Shares upon the exercise thereof (the “Stockholder Approval”). The Series A-1 Warrants will expire five (5) years following the date of Stockholder Approval. The Series A-2 Warrants will expire eighteen (18) months following the date of Stockholder Approval. A holder may not exercise any portion of the Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to either the Series A-1 Common Warrants or the Series A-2 Common Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

The Prefunded Warrants are immediately exercisable and may be exercised at a nominal exercise price of $0.0001 per share of Common Stock at any time until all of the Prefunded Warrants are exercised in full. A holder may not exercise any portion of the Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to Prefunded Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

As compensation to H.C. Wainwright & Co., LLC as the exclusive placement agent in connection with the Private Placement (the “Placement Agent”), the Company paid the Placement Agent a cash fee of 7.0% of the aggregate gross proceeds raised in the Private Placement, plus a management fee equal to 1.0% of the gross proceeds raised in the Private Placement and reimbursement of certain expenses and legal fees. The Company also issued warrants to designees of the Placement Agent (the “Placement Agent Warrants”) to purchase up to 5.0% of the aggregate number of shares of Common Stock placed in the Offering, equating to 318,628 shares of Common Stock (the “Placement Agent Warrant Shares”). The Placement Agent Warrants have substantially the same terms as the Series A-1 Warrants, except that the Placement Agent Warrants have an exercise price equal to $0.6375 per share.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of February 26, 2026, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of Shares and the shares of Common Stock underlying the Pre-Funded Warrants and the Common Warrants no later than 45 days after the date of the Registration Rights Agreement, and to use best efforts to have the registration statement declared effective as promptly as practical thereafter, and in any event no later than 75 days following the date of the Registration Rights Agreement (or 90 days following the date of the Registration Rights Agreement in the event of a “full review” by the Securities and Exchange Commission).

The fair value of the Series A-1 Warrants was $6,009,845 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: stock price per share of $1.09, a risk-free interest rate of 3.57%; expected volatility of 108.52%; expected life of 5.0 years; and expected dividend yield of 0%.

The fair value of the Series A-2 Warrants was $5,328,870 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: stock price per share of $1.09, a risk-free interest rate of 3.42%; expected volatility of 147.59%; expected life of 1.5 years; and expected dividend yield of 0%.

The fair value of the Placement Agent Warrants was $294,001 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: stock price per share of $1.09, a risk-free interest rate of 3.57%; expected volatility of 108.52%; expected life of 5.0 years; and expected dividend yield of 0%.

$3,154,455 of the total gross proceeds was allocated to the Pre-Funded Warrants, Series A-1 Warrants, and Series A-2 Warrants based on the relative fair value allocation method, which has been reflected in shareholders’ equity. These warrants were classified in shareholders’ equity as the number of shares were fixed and determinable, and no other provisions precluded equity treatment. $94,957 of the total gross proceeds was allocated as the value of common shares.

The direct costs related to the issuance of the common shares and these warrants were $786,601. These direct costs were recorded as an offset against gross proceeds with $763,614 being recorded in additional paid-in capital and $22,987 being recorded in common shares on a relative fair value basis.

Common Shares Issued for Services

During the six months ended June 30, 2026, the Company issued a total of 655,000 shares of its common stock for services rendered and to be rendered. These shares were valued at $583,475, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $454,430 for the six months ended June 30, 2026 and reduced accrued liabilities of $96,600 and recorded prepaid expense of $32,445 as of June 30, 2026 which will be amortized over the rest of corresponding service periods.

Common Shares Issued for Pre-funded Warrant Cashless Exercise

In January 2026, the Company issued an aggregate of 354,257 shares of its common stock upon cashless exercise of pre-funded warrants to purchase 354,300 shares of common stock.

Common Shares Issued for Warrant Cashless Exercise

In February 2026, pursuant to the terms of related warrant agreements, the Company issued an aggregate of 1,268,672 shares of its common stock upon cashless exercise of warrants to purchase 1,733,571 shares of common stock.

Common Shares Issued for Pre-funded Warrant Cash Exercise

In April and June 2026, the Company issued an aggregate of 2,541,353 shares of its common stock upon cash exercise of pre-funded warrants to purchase 2,541,353 shares of common stock for aggregate proceeds of $254.

Common Shares Issued for Debt Conversion

In January 2026, the June 2024 Convertible Note holder converted its June 2024 Convertible Note in the principal amount of $545,950 and unpaid interest of $5,524 into 551,474 shares of common stock of the Company at a per share price of $1.00. The conversion was done pursuant to the terms of June 2024 Convertible Note. Therefore, no gain or loss was recognized for the conversion.

Common Shares Issued for Accrued Bridge Loan Payable Commitment Fee

In June 2026, the Company issued 100,000 shares of its common stock for accrued commitment fee for the purchase of bridge loan. These shares were valued at $138,000, the fair market value on the grant date using the reported closing share price on the date of grant, and the Company reduced accrued commitment fee of $138,000.

Common Shares Issued upon Waiver to Enter into Note Agreement

In June 2026, the Company issued 200,000 shares of its common stock in consideration a waiver. These shares were valued at $58,200, the fair market value on the grant date using the reported closing share price on the date of grant, and the Company recorded it as debt discount (See Note 9 – Note Payable, Net).

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at June 30, 2026:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$0.28 – 31.20	2,164,219	3.00	$0.31	1,666,163	$0.32
$48.75 – 123.00	18,117	0.73	$79.87	18,117	$79.87
$154.50 – 228.00	7,500	3.57	$226.43	7,500	$226.43
$0.28 – 228.00	2,189,836	2.98	$1.74	1,691,780	$2.17

Stock option activity for the six months ended June 30, 2026 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2026	41,169	$79.43
Granted	2,150,000	0.28
Expired	(1,333)	(44.48)
Outstanding at June 30, 2026	2,189,836	$1.74
Options exercisable at June 30, 2026	1,691,780	$2.17
Options expected to vest	498,056	$0.28

The aggregate intrinsic value of stock options outstanding and stock options exercisable at June 30, 2026 was approximately $19,000 and $15,000, respectively.

The fair values of options granted during the six months ended June 30, 2026 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 121.81%, risk-free rate of 4.10%, annual dividend yield of 0%, and expected life of 1.50 - 3.00 years. The aggregate fair value of the options granted during the six months ended June 30, 2026 was $360,638.

The fair values of options granted during the six months ended June 30, 2025 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 105.10%, risk-free rate of 4.29%, annual dividend yield of 0%, and expected life of 3.00 years. The aggregate fair value of the options granted during the six months ended June 30, 2025 was $6,115.

For the three months ended June 30, 2026 and 2025, stock-based compensation expense (adjustment) associated with stock options granted amounted to $248,942 and $(28,085), of which, $218,483 and $4,454 was recorded as compensation and related benefits, and $30,459 and $(32,539) was recorded as professional fees, respectively.

For the six months ended June 30, 2026 and 2025, stock-based compensation expense (adjustment) associated with stock options granted amounted to $248,942 and $(18,926), of which, $218,483 and $9,312, respectively, was recorded as compensation and related benefits, and $30,459 and $(28,238) was recorded as professional fees, respectively.

A summary of the status of the Company’s nonvested stock options granted as of June 30, 2026 and changes during the six months ended June 30, 2026 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2026	-	$-
Granted	2,150,000	0.28
Vested	(1,651,944)	(0.28)
Nonvested at June 30, 2026	498,056	$0.28

Warrants (Except Pre-Funded Warrants)

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at June 30, 2026:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2026	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2026	Weighted Average Exercise Price
$0.21 – 0.64	13,186,602	2.95	$0.51	13,186,602	$0.51
$9.75 – 37.50	6,593	2.85	$14.26	6,593	$14.26
$67.50	889	1.93	$67.50	889	$67.50
$187.50	8,264	0.81	$187.50	8,264	$187.50
$0.21 – 187.50	13,202,348	2.95	$0.64	13,202,348	$0.64

Stock warrant activity for the six months ended June 30, 2026 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	95,746	$24.06
Repricing adjustment	1,776,445	$0.33
Granted	13,063,728	$0.51
Exercised	(1,733,571)	$(0.33)
Outstanding at June 30, 2026	13,202,348	$0.64
Exercisable at June 30, 2026	13,202,348	$0.64

The aggregate intrinsic value of both stock warrants outstanding and stock warrants exercisable at June 30, 2026 was approximately $10,000.

Warrants Issued in February 2026

In February 2026, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain institutional investors (the “Purchasers”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 490,197 shares (the “Shares”) of the Company’s common stock at a purchase price of $0.51 per Share; (ii) pre-funded warrants (the “Pre-Funded Warrants”) at a purchase price of 0.5099 per Pre-Funded Warrant to purchase up to an aggregate of 5,882,353 shares of Common Stock (the “Pre-Funded Warrant Shares”); (iii) Series A-1 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-1 Warrants,” and the shares issuable upon exercise thereof, the “Series A-1 Warrant Shares”) and (iv) Series A-2 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-2 Warrants,” together with the Series A-1 Warrants, the “Warrants”) and the shares issuable upon exercise thereof, the “Series A-2 Warrant Shares,” together with the Series A-1 Warrant Shares, the “Warrant Shares”). The Shares, the Pre-Funded Warrants, the Pre-Funded Warrant Shares, the Warrants and the Warrant Shares are collectively referred to herein as the “Securities”.

Each Warrant has an exercise price of $0.51 per share. The Warrants are not exercisable until the Stockholders of the Company approve the issuance of the Warrants and the Warrant Shares upon the exercise thereof (the “Stockholder Approval”). The Series A-1 Warrants will expire five (5) years following the date of Stockholder Approval. The Series A-2 Warrants will expire eighteen (18) months following the date of Stockholder Approval. A holder may not exercise any portion of the Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to either the Series A-1 Common Warrants or the Series A-2 Common Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

The Prefunded Warrants are immediately exercisable and may be exercised at a nominal exercise price of $0.0001 per share of Common Stock at any time until all of the Prefunded Warrants are exercised in full. A holder may not exercise any portion of the Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to Prefunded Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

As compensation to H.C. Wainwright & Co., LLC as the exclusive placement agent in connection with the Private Placement (the “Placement Agent”), the Company paid the Placement Agent a cash fee of 7.0% of the aggregate gross proceeds raised in the Private Placement, plus a management fee equal to 1.0% of the gross proceeds raised in the Private Placement and reimbursement of certain expenses and legal fees. The Company also issued warrants to designees of the Placement Agent (the “Placement Agent Warrants”) to purchase up to 5.0% of the aggregate number of shares of Common Stock placed in the Offering, equating to 318,628 shares of Common Stock (the “Placement Agent Warrant Shares”). The Placement Agent Warrants have substantially the same terms as the Series A-1 Warrants, except that the Placement Agent Warrants have an exercise price equal to $0.6375 per share.

In connection with the Private Placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”), dated as of February 26, 2026, with the Purchaser, pursuant to which the Company agreed to prepare and file a registration statement with the Securities and Exchange Commission (the “SEC”) registering the resale of Shares and the shares of Common Stock underlying the Pre-Funded Warrants and the Common Warrants no later than 45 days after the date of the Registration Rights Agreement, and to use best efforts to have the registration statement declared effective as promptly as practical thereafter, and in any event no later than 75 days following the date of the Registration Rights Agreement (or 90 days following the date of the Registration Rights Agreement in the event of a “full review” by the Securities and Exchange Commission).

These warrants were classified in shareholders’ equity as the number of shares were fixed and determinable, and no other provisions precluded equity treatment.

Warrants Exercised in February 2026

In February 2026, pursuant to the terms of related warrant agreements, 1,733,571 warrants were cashless exercised.

Pre-Funded Warrants

The number of pre-funded warrants outstanding as of June 30, 2026 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	150,000	$0.01
Pre-funded warrants issued in February 2026	3,341,000	$0.0001
Outstanding at June 30, 2026	3,491,000	$0.0005

A summary of pre-funded warrant activity during the six months ended June 30, 2026 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2026	504,300	$0.0030
Pre-funded warrants granted	5,882,353	$0.0001
Pre-funded warrants exercised	(2,895,653)	$(0.0001)
Outstanding at June 30, 2026	3,491,000	$0.0005

Pre-funded Warrants Issued in February 2026

In February 2026, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain institutional investors (the “Purchasers”) for the issuance and sale in a private placement (the “Private Placement”) of (i) 490,197 shares (the “Shares”) of the Company’s common stock at a purchase price of $0.51 per Share; (ii) pre-funded warrants (the “Pre-Funded Warrants”) at a purchase price of 0.5099 per Pre-Funded Warrant to purchase up to an aggregate of 5,882,353 shares of Common Stock (the “Pre-Funded Warrant Shares”); (iii) Series A-1 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-1 Warrants,” and the shares issuable upon exercise thereof, the “Series A-1 Warrant Shares”) and (iv) Series A-2 warrants to purchase up to 6,372,550 shares of Common Stock (the “Series A-2 Warrants,” together with the Series A-1 Warrants, the “Warrants”) and the shares issuable upon exercise thereof, the “Series A-2 Warrant Shares,” together with the Series A-1 Warrant Shares, the “Warrant Shares”). The Shares, the Pre-Funded Warrants, the Pre-Funded Warrant Shares, the Warrants and the Warrant Shares are collectively referred to herein as the “Securities”.

The Pre-funded Warrants are immediately exercisable and may be exercised at a nominal exercise price of $0.0001 per share of Common Stock at any time until all of the Prefunded Warrants are exercised in full. A holder may not exercise any portion of the Common Warrants to the extent the Purchaser would own more than 4.99% of the outstanding Common Stock immediately after exercise. A holder may increase or decrease this percentage with respect to Prefunded Warrants to a percentage not in excess of 9.99%, except that any such increase shall require at least 61 days’ prior notice to the Company.

NOTE 16 – EQUITY

The Company is authorized to issue an aggregate of 100,000,000 shares of common stock and 10,000,000 shares of “blank check” preferred stock.

Series A Convertible Preferred Stock

The Company designated up to 15,000 shares of its previously undesignated preferred stock as Series A Preferred Stock. Each share of Series A Preferred Stock has a par value of $0.0001 per share and a stated value equal to $1,000.

The shares of Series A Preferred Stock have identical terms and include the terms as set forth below.

Dividends. Holders of Series A Preferred Stock (each, a “Series A Holder” and collectively, the “Series A Holders”) are entitled to receive, and the Company shall pay, dividends on shares of Series A Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations set forth in the Series A Certificate of Designations) to and in the same form as dividends actually paid on shares of the Company’s common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series A Preferred Stock. The Company will not pay any dividends on its common stock unless the Company simultaneously complies with the terms set forth in the Series A Certificate of Designations.

Liquidation. Upon any dissolution, liquidation or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the Series A Holders will be entitled to receive out of the assets available for distribution to the stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series A Preferred Stock and (iii) in preference and priority to the holders of the shares of the Company’s common stock, an amount equal to 100% of the Series A Stated Value, and no more, in proportion to the full and preferential amount that all shares of the Series A Preferred Stock are entitled to receive. The Company shall mail written notice of any Liquidation not less than twenty (20) days prior to the payment date stated therein, to each Series A Holder.

Conversion. Each share of Series A Preferred Stock shall be convertible, at any time and from time to time from and after the later of (i) the date of the stockholder approval as described above, in accordance with the Nasdaq Stock Market Listing Rules, and (ii) the nine (9) month anniversary of the Closing (the “Initial Conversion Date”), at the option of the Series A Holder, into that number of shares of common stock (subject to the limitations set forth in Series A Certificate of Designations, determined by dividing the Stated Value of such share of Series A Preferred Stock by the conversion price (as defined below)). The Series A Holders may effect conversions by providing the Company with the form of conversion notice attached as Annex A to the Series A Certificate of Designations. The Series A Holders may convert such shares into shares of the Company’s common stock at a conversion price per share equal to the greater of (i) one hundred fifty dollars ($150.0) and (ii) ninety percent (90%) of the closing price of the Company’s common stock on Nasdaq on the day prior to receipt of a conversion notice, subject to adjustment for stock splits and similar matters. In addition, following the Initial Conversion Date, each Series A Holder agrees that it shall not be entitled to in any calendar month, sell a number of Series A conversion shares into the open market in an amount exceeding more than ten percent (10%) of the number of Series A conversion shares issuable upon conversion of the Series A Preferred Stock then held by such Series A Holder.

Conversion Price Adjustment:

Stock Dividends and Stock Splits. If the Company, at any time while the Series A Preferred Stock is outstanding: (i) pays a stock dividend or otherwise makes a distribution or distributions payable in shares of common stock on shares of common stock or any other common stock equivalents (which, for avoidance of doubt, shall not include any shares of common stock issued by the Company upon conversion of, or payment of a dividend on, the Series A Preferred Stock), (ii) subdivides outstanding shares of common stock into a larger number of shares, (iii) combines (including by way of a reverse stock split) outstanding shares of common stock into a smaller number of shares, or (iv) issues, in the event of a reclassification of shares of the common stock, any shares of capital stock of the Company, then the conversion price of the Series A Preferred Stock shall be multiplied by a fraction of which the numerator shall be the number of shares of common stock (excluding any treasury shares of the Company) outstanding immediately before such event, and of which the denominator shall be the number of shares of common stock outstanding immediately after such event. Any of the foregoing adjustments shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or re-classification.

Fundamental Transaction. If, at any time while the Series A Preferred Stock is outstanding, (i) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation of the Company with or into another individual or corporation, partnership, trust, incorporated or unincorporated association, joint venture, limited liability company, joint stock company, government (or an agency or subdivision thereof) or other entity of any kind (a “Person”), (ii) the Company (and all of its subsidiaries, taken as a whole), directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions, (iii) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Company or another Person) is completed pursuant to which holders of the Company’s common stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of fifty percent (50%) or more of the outstanding common stock, (iv) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (v) the Company, directly or indirectly, in one or more related transactions consummates a stock or share purchase agreement or other business combination (including, without limitation, a reorganization, recapitalization, spin-off or scheme of arrangement) with another Person whereby such other Person acquires more than fifty percent (50%) of the outstanding shares of common stock (not including any shares of common stock held by the other Person or other Persons making or party to, or associated or affiliated with the other Persons making or party to, such stock or share purchase agreement or other business combination) (each a “Fundamental Transaction”), then, the Series A Holder shall have the right to receive, for each conversion share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction (without regard to any limitation set forth in the Series A Certificate of Designations on the conversion of the Series A Preferred Stock), the number of shares of common stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and/or any additional consideration (the “Alternate Consideration”) receivable as a result of such Fundamental Transaction by a holder of the number of shares of common stock for which the Series A Preferred Stock is convertible immediately prior to such Fundamental Transaction (without regard to the limitations set forth in the Series A Certificate of Designations on the conversion of the Series A Preferred Stock). For purposes of any such conversion, the determination of the conversion price shall be appropriately adjusted to apply to such Alternate Consideration based on the amount of Alternate Consideration issuable in respect of one share of common stock in such Fundamental Transaction, and the Company shall apportion the conversion price among the Alternate Consideration in a reasonable manner reflecting the relative value of any different components of the Alternate Consideration. If holders of common stock are given any choice as to the securities, cash or property to be received in a Fundamental Transaction, then the Series A Holder shall be given the same choice as to the Alternate Consideration it receives upon such Fundamental Transaction.

Voting Rights. The Series A Holders will have no voting rights, except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, as long as any shares of Series A Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of Series A Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series A Preferred Stock in the Series A Certificate of Designations, (b) increase the number of authorized shares of Series A Preferred Stock, (c) authorize or issue an additional class or series of capital stock that ranks senior to the Series A Preferred Stock with respect to the distribution of assets on liquidation or (d) enter into any agreement with respect to any of the foregoing.

Fractional Shares. No fractional shares or scrip representing fractional shares shall be issued upon the conversion of the Series A Preferred Stock. As to any fraction of a share of Company common stock which a Series A Holder would otherwise be entitled to upon such conversion, the Company will, at its election, either pay a cash adjustment in respect of such final fraction in an amount equal to such fraction multiplied by the conversion price or round up to the next whole share. Notwithstanding the foregoing, nothing shall prevent any Series A Holder from converting fractional shares of Series A Preferred Stock.

As of December 31, 2024, 9,000 shares of Series A Preferred Stock were issued and outstanding. On January 9, 2025, the Company entered into an exchange agreement with Wenzhao Lu, the Company’s chairman of the Board of Directors, pursuant to which Mr. Lu exchanged 9,000 shares of Series A Preferred Stock of the Company for 5,000 shares of Series D Preferred Stock of the Company (See Note 16 - Series D Convertible Preferred Stock Issued in Exchange of Series A Convertible Preferred Stock). As of December 31, 2025, there were no shares of Series A Preferred Stock remain outstanding.

Series B Convertible Preferred Stock

The Company designated up to 15,000 shares of its previously undesignated preferred stock as Series B Preferred Stock. Each share of Series B Preferred Stock has a par value of $0.0001 per share and a stated value equal to $1,000.

The shares of Series B Preferred Stock have identical terms and include the terms as set forth below.

Dividends. The holders of Series B Preferred Stock (each, a “Series B Holder” and collectively, the “Series B Holders”) shall be entitled to receive, and the Company shall pay, dividends on shares of Series B Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations set forth in the Series B Certificate of Designations) to and in the same form as dividends actually paid on shares of the Company’s common stock when, as and if such dividends are paid on shares of the common stock. No other dividends shall be paid on shares of Series B Preferred Stock. The Company will not pay any dividends on its common stock unless the Company simultaneously complies with the terms set forth in the Series B Certificate of Designations.

Rank. The Series B Preferred Stock will rank subordinate to the shares of the Company’s Series A Preferred Stock.

Liquidation. Upon any Liquidation, the Series B Holders will be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series B Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series B Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to one hundred percent (100%) of the Series B Stated Value and no more, in proportion to the full and preferential amount that all shares of the Series B Preferred Stock are entitled to receive. The Company shall mail written notice of any such Liquidation not less than twenty (20) days prior to the payment date stated therein, to each Series B Holder.

Conversion. Each share of Series B Preferred Stock shall be convertible, at any time and from time to time from and after the later of (i) the date of the stockholder approval and (ii) February 9, 2024 (the “Lock Up Period”), at the option of the Series B Holder thereof, into that number of shares of common stock (subject to the limitations set forth in Series B Certificate of Designations determined by dividing the Series B Stated Value of such share of Series B Preferred Stock by the conversion price of the Series B Preferred Stock). Series B Holders may effectuate conversions by providing the Company with the form of conversion notice attached as Annex A to the Series B Certificate of Designations. The Series B Preferred Stock will be convertible into shares of the Company’s common stock at a conversion price per share equal to $56.70, subject to the adjustments set forth in the Series B Certificate of Designations. Notwithstanding the foregoing or the transactions contemplated by the Amended MIPA, until the consummation of the Lock Up Period, the Series B Holders shall not, directly or indirectly, sell, transfer or otherwise dispose of any Series B Preferred Stock issued upon conversion of the Series B conversion shares or pursuant to the Equity Earnout Payment (the “Restricted Securities”) without Company’s prior written consent; provided, however, the Series B Holders may sell, transfer or otherwise dispose of Restricted Securities to an Affiliate, as defined in the Amended MIPA, of a Series B Holder without Company’s prior written consent; provided, further, that such Series B Holder provide prompt written notice to Company of such transfer, including the name and contact information of the Affiliate transferee, and such Affiliate transferee agrees in writing to be bound by the terms of the transaction documents contemplated by the Amended MIPA to which the Series B Holder is a party (which agreement shall also be provided to Company with such notice). After the expiration of the Lock Up Period, the Series B Holder agrees that it and any of its Affiliate transferees shall not be entitled to in any calendar month, sell a number of shares of Company common stock into the open market in an amount exceeding more than ten percent (10%) of the total number of shares of Company common stock issuable upon conversion of the Company common stock then held by the Seller and its Affiliates.

Conversion Price Adjustment:

Stock Dividends and Stock Splits. If the Company, at any time while the Series B Preferred Stock is outstanding: (i) pays a stock dividend or otherwise makes a distribution or distributions payable in shares of common stock on shares of common stock or any other common stock equivalents (which, for avoidance of doubt, shall not include any shares of common stock issued by the Company upon conversion of, or payment of a dividend on, the Series B Preferred Stock), (ii) subdivides outstanding shares of common stock into a larger number of shares, (iii) combines (including by way of a reverse stock split) outstanding shares of common stock into a smaller number of shares, or (iv) issues, in the event of a reclassification of shares of the common stock, any shares of capital stock of the Company, then the conversion price of the Series B Preferred Stock shall be multiplied by a fraction of which the numerator shall be the number of shares of common stock (excluding any treasury shares of the Company) outstanding immediately before such event, and of which the denominator shall be the number of shares of common stock outstanding immediately after such event. Any of the foregoing adjustments shall become effective immediately after the record date for the determination of stockholders entitled to receive such dividend or distribution and shall become effective immediately after the effective date in the case of a subdivision, combination or re-classification.

Fundamental Transaction. If, at any time while the Series B Preferred Stock is outstanding, (i) the Company, directly or indirectly, in one or more related transactions effects any merger or consolidation of the Company with or into another Person, (ii) the Company (and all of its subsidiaries, taken as a whole), directly or indirectly, effects any sale, lease, license, assignment, transfer, conveyance or other disposition of all or substantially all of its assets in one or a series of related transactions, (iii) any, direct or indirect, purchase offer, tender offer or exchange offer (whether by the Company or another Person) is completed pursuant to which holders of the Company’s common stock are permitted to sell, tender or exchange their shares for other securities, cash or property and has been accepted by the holders of fifty percent (50%) or more of the outstanding common stock, (iv) the Company, directly or indirectly, in one or more related transactions effects any reclassification, reorganization or recapitalization of the common stock or any compulsory share exchange pursuant to which the common stock is effectively converted into or exchanged for other securities, cash or property, or (v) the Company, directly or indirectly, in one or more related transactions consummates a Fundamental Transaction, then, at the closing of such Fundamental Transaction, without any action on the part of the Series B Holder, the Series B Holder shall have the right to receive, for each conversion share that would have been issuable upon such conversion immediately prior to the occurrence of such Fundamental Transaction (without regard to any limitation in the Series B Certificate of Designations on the conversion of the Series B Preferred Stock), the number of shares of common stock of the successor or acquiring corporation or of the Company, if it is the surviving corporation, and/or any Alternate Consideration receivable as a result of such Fundamental Transaction by a holder of the number of shares of common stock for which the Series B Preferred Stock is convertible immediately prior to such Fundamental Transaction (without regard to the limitations set forth in the Series B Certificate of Designations on the conversion of the Series B Preferred Stock). For purposes of any such conversion, the determination of the conversion price of the Series B Preferred Stock shall be appropriately adjusted to apply to such Alternate Consideration based on the amount of Alternate Consideration issuable in respect of one share of common stock in such Fundamental Transaction, and the Company shall apportion the conversion price among the Alternate Consideration in a reasonable manner reflecting the relative value of any different components of the Alternate Consideration. If holders of common stock are given any choice as to the securities, cash or property to be received in a Fundamental Transaction, then the Series B Holder shall be given the same choice as to the Alternate Consideration it receives upon such Fundamental Transaction.

Voting Rights. The Series B Holders will have no voting rights, except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, in addition, as long as any shares of Series B Preferred Stock are outstanding, the Company shall not, without the affirmative vote of the holders of a majority of the then outstanding shares of the Series B Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series B Preferred Stock in the Series B Certificate of Designations, (b) increase the number of authorized shares of Series B Preferred Stock, (c) except with respect to the Series A Preferred Stock, authorize or issue an additional class or series of capital stock that ranks senior to the Series B Preferred Stock with respect to the distribution of assets on liquidation or (d) enter into any agreement with respect to any of the foregoing.

Fractional Shares. No fractional shares or scrip representing fractional shares shall be issued upon the conversion of the Series B Preferred Stock. As to any fraction of a share which a Series B Holder would otherwise be entitled to upon such conversion, the Company shall at its election, either pay a cash adjustment in respect of such final fraction in an amount equal to such fraction multiplied by the conversion price or round up to the next whole share. Notwithstanding the foregoing, nothing shall prevent any Series B Holder from converting fractional shares of Series B Preferred Stock.

As of December 31, 2024, 11,000 shares of Series B Preferred Stock were issued and outstanding. During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company for cash and the surrender of its Series B Preferred Stock having a carrying value of $11,000,000. Pursuant to the terms of the Redemption Agreement, all shares of the Company’s Series B Preferred Stock previously issued to SCBC Holdings LLC as partial consideration for the equity interests of Lab Services MSO, were permanently surrendered and relinquished to the Company for no additional consideration (See Note 16 - Series B Convertible Preferred Stock Extinguished Related to Sale of Equity Method Investment). As of December 31, 2025, there were no shares of Series B Preferred Stock remain outstanding.

Series C Convertible Preferred Stock

On December 13, 2024, the Company filed a certificate of designations of preferences, rights, and limitations of Series C Preferred Stock (the “Series C Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 10,000 shares of Series C Preferred Stock of the Company, par value $0.0001 per share. Each share of Series C Preferred Stock has a stated value of $1,000.

The Series C Preferred Stock shall rank (i) senior to the Company’s common stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series C Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series C Preferred Stock, (iii) pari passu with Series B Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) subordinate to the Series A Preferred Stock of the Company.

Holders of the Series C Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series C Preferred Stock equal (on an as-if-converted-to-common-stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends actually paid on shares of the common stock when, as and if such dividends are paid on shares of the common stock.

Holders of the Series C Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series C Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series C Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series C Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to 100% of the Stated Value of the Series C Preferred Stock, in proportion to the full and preferential amount that all shares of the Series C Preferred Stock are entitled to receive.

Each share of Series C Preferred Stock shall be convertible into common stock (the “Series C Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the later of (i) the date of the shareholder approval of the issuance of the Series C Conversion Shares pursuant to the rules of the Nasdaq Stock Market and (ii) the one year anniversary of the date of the first issuance of any shares of the Series C Preferred Stock. In addition, the holder shall not have the right to convert any portion of the Series C Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 19.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of the respective Series C Conversion Shares. On May 29, 2025, the Company filed a certificate of amendment to the Series C Certificate of Designations, pursuant to which the beneficial ownership limitation of 19.99% was amended to 4.99%.

As of December 31, 2025 and 2024, 3,800 and 3,500 shares of Series C Preferred Stock were issued and outstanding, respectively.

Series D Convertible Preferred Stock

On January 6, 2025, the Company filed a certificate of designations of preferences, rights, and limitations of Series D Preferred Stock (the “Series D Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 5,000 shares of Series D Preferred Stock of the Company, par value $0.0001 per share, upon the terms and conditions as set forth in the Series D Certificate of Designations. Each share of Series D Preferred Stock has a stated value of $1,000.

The Series D Preferred Stock shall rank (i) senior to the Company’s common stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series D Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series D Preferred Stock, (iii) pari passu with the Series B Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) pari passu with the Series C Preferred Stock of the Company.

Holders of the Series D Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series D Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series D Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series D Preferred Stock and (iii) in preference and priority to the holders of the shares of common stock, an amount equal to 100% of the Stated Value of the Series D Preferred Stock, in proportion to the full and preferential amount that all shares of the Series D Preferred Stock are entitled to receive.

Each share of Series D Preferred Stock shall be convertible into common stock (the “Series D Conversion Shares”) at a conversion per share equal to $2.41, at the option of the holder, at any time after the Company has obtained shareholder approval for the issuance of the Series D Conversion Shares pursuant to the rules of the Nasdaq Stock Market. In addition, the holder shall not have the right to convert any portion of the Series D Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of the respective Series D Conversion Shares.

As of December 31, 2025, 5,000 shares of Series D Preferred Stock were issued and outstanding.

Series E Convertible Preferred Stock

On December 12, 2025, the Company filed a certificate of designations of preferences, rights, and limitations of Series E Non-Voting Convertible Preferred Stock (the “Series E Certificate of Designations”) with the Department of State, Division of Corporations, of the State of Delaware, which provides for the designation of 19,500 shares of Series E Preferred Stock of the Company, par value $0.0001 per share, upon the terms and conditions as set forth in the Series E Certificate of Designations. Each share of Series E Preferred Stock has a Stated Value of $1,000.

The Series E Preferred Stock shall rank (i) senior to the Company’s Common Stock and any other class or series of capital stock of the Company created hereafter, the terms of which specifically provide that such class or series shall rank junior to the Series E Preferred Stock, (ii) pari passu with any class or series of capital stock of the Company created hereafter specifically ranking, by its terms, on par with the Series E Preferred Stock, (iii) pari passu with Series C Convertible Preferred Stock of the Company with respect to its rights, preferences and restrictions, and (iv) pari passu the Series D Convertible Preferred Stock of the Company.

Holders of the Series E Preferred Stock shall be entitled to receive, and the Company shall pay, dividends on shares of Series E Preferred Stock equal (on an as-if-converted-to-Common-Stock basis, disregarding for such purpose any conversion limitations hereunder) to and in the same form as dividends actually paid on shares of the Common Stock when, as and if such dividends are paid on shares of the Common Stock.

Holders of the Series E Preferred Stock have no voting power except as otherwise required by the Delaware General Corporation Law. Notwithstanding the foregoing, in addition, as long as any shares of Series E Preferred Stock are outstanding, the Corporation shall not, without the affirmative vote of the Holders of a majority of the then outstanding shares of the Series E Preferred Stock, voting as a separate class, (a) alter or change adversely the powers, preferences or rights given to the Series E Preferred Stock in this Certificate of Designation, (b) increase the number of authorized shares of Series E Preferred Stock, (c) authorize or issue an additional class or series of capital stock that ranks senior to the Series E Preferred Stock with respect to the distribution of assets on liquidation, or (d) enter into any agreement with respect to any of the foregoing.

Upon any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary (a “Liquidation”), the holders of the Series E Preferred Stock shall be entitled to receive out of the assets available for distribution to stockholders, (i) after and subject to the payment in full of all amounts required to be distributed to the holders of another class or series of stock of the Company ranking on liquidation prior and in preference to the Series E Preferred Stock, including the Series A Preferred Stock, (ii) ratably with any class or series of stock ranking on liquidation on parity with the Series E Preferred Stock and (iii) in preference and priority to the holders of the shares of Common Stock, an amount equal to the greater of (i) 100% of the Stated Value of the Series E Preferred Stock, in proportion to the full and preferential amount that all shares of the Series E Preferred Stock are entitled to receive or (ii) such amount per share as would have been payable had all shares of Series E Preferred Stock been converted into Common Stock (without regard to any limitations on conversion set forth herein or otherwise) pursuant to Section 6 immediately prior to such Liquidation.

Each share of Series E Preferred Stock shall be convertible into Common Stock (the “Conversion Shares”), at any time from and after May 12, 2026, or such earlier time as consented to by the Company in writing at the option of the Holder thereof, into that number of shares of Common Stock (subject to certain limitations, determined by dividing the Stated Value of such share of Series E Preferred Stock by the Conversion Price of $1.50. In addition, the holder shall not have the right to convert any portion of the Series E Preferred Stock if, after giving effect to the conversion, such holder (together with its affiliates) would beneficially own in excess 4.99% of the number of shares of the Common Stock outstanding immediately after giving effect to the issuance of shares of Common Stock issuable upon conversion of Series E Preferred Stock held by the applicable holder.

In addition, the Company shall not issue any shares of Common Stock upon conversion of the Series E Preferred Stock or otherwise pursuant to the terms of the Series E Certificate of Designation if the issuance of such shares of Common Stock would exceed the aggregate number of shares of Common Stock which the Company may issue upon exercise or conversion (as the case may be) of the Series E Preferred Stock without breaching the Company’s obligations under the rules and regulations the listing rules of the Company’s Principal Market (the maximum number of shares of Common Stock which may be issued without violating such rules and regulations, the “Exchange Cap”), except that such limitation shall not apply in the event that the Company (A) obtains the approval of its stockholders as required by the applicable rules and regulations of the Principal Market for issuances of shares of Common Stock in excess of such amount (the “Stockholder Approval Date”) or (B) obtains a written opinion from outside counsel to the Company that such approval is not required, which opinion shall be reasonably satisfactory to the Required Holders (as defined in the Series E Certificate of Designation).

On December 12, 2025, the Company issued 19,500 shares of its Series E Convertible Preferred Stock as consideration for the purchase of 100% of equity interest of RPM. The Series E Preferred Stock is convertible into shares of the Company’s common stock at a conversion price per share equal to $1.50, subject to certain conditions which include, among others, limiting the number of shares of Series E Preferred Stock that can convert if such conversion would exceed the aggregate number of shares of Common Stock which the Company may issue upon such conversion without breaching the Company’s obligations under the NASDAQ listing rules and regulations (See Note 4).

The Company evaluated the features of the Series E Convertible Preferred Stock under ASC 480, and classified them as permanent equity because the Series E Convertible Preferred Stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

As of December 31, 2025, 19,500 shares of Series D Preferred Stock were issued and outstanding.

Series D Convertible Preferred Stock Issued in Exchange of Series A Convertible Preferred Stock

On January 9, 2025, the Company entered into an exchange agreement with Wenzhao Lu, the Company’s chairman of the Board of Directors, pursuant to which Mr. Lu exchanged 9,000 shares of Series A Preferred Stock of the Company, having a carrying value of $9,000,000, for 5,000 shares of Series D Preferred Stock of the Company. The Company determined that the exchange of the Series A Preferred Stock for the Series D Preferred Stock resulted in the extinguishment of the Series A Preferred Stock. As a result, the difference between the carrying amount of the Series A Preferred Stock and the fair value of the Series D Preferred Stock of $162,473 was recognized as a deemed contribution in the year ended December 31, 2025 that increased additional paid-in capital and income available to common shareholders in calculating earnings per share.

Each share of Series D Preferred Stock is convertible into common stock of the Company (the “Series D Conversion Shares”) at a conversion per share equal to $2.41, which approximated the market price at the date of transaction, at the option of the holder, at any time after the Company has obtained shareholder approval for the issuance of the Series D Conversion Shares pursuant to the rules of the Nasdaq Stock Market.

The Company evaluated the features of the Series D Preferred Stock under ASC 480, and classified them as permanent equity because the Series D Preferred Stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Series B Convertible Preferred Stock Extinguished Related to Sale of Equity Method Investment

During the first quarter of 2025, to preserve cash, the Company entered into discussions with Lab Services MSO for the potential redemption of our investment and on February 26, 2025, the Company and Lab Services MSO entered into a Redemption and Abandonment Agreement, whereby Lab Services MSO redeemed the 40% equity interest in Lab Services MSO held by the Company for cash and the surrender of its Series B Preferred Stock having a carrying value of $11,000,000. The aggregate cash amount to the Company for the redemption was $1,745,000. In addition, pursuant to the terms of the Redemption Agreement, all shares of the Company’s Series B Preferred Stock previously issued to SCBC Holdings LLC as partial consideration for the equity interests of Laboratory Services MSO, were permanently surrendered and relinquished to the Company for no additional consideration. The difference of $2,348,695 between the carrying value of the extinguished Series B preferred stock, the aggregate cash amount to the Company for the redemption, net of payables due to Lab Services MSO of $632,916, totaling $13,377,916, and the carrying value of the equity method investment of $11,029,221 was accounted for as an increase to additional paid-in capital.

Series C Convertible Preferred Stock Sold for Cash

During the year ended December 31, 2024, the Company sold an aggregate of 3,500 shares of Series C Convertible Preferred stock and received proceeds of $3,500,000. Each share of Series C Convertible Preferred Stock is convertible into common stock of the Company (the “Conversion Shares”) at a conversion per share equal to $2.41, which approximated the market price at the date of transaction, at the option of the holder, at any time after the later of (i) the date of the shareholder approval of the issuance of the Conversion Shares pursuant to the rules of the Nasdaq Stock Market (the “Shareholder Approval”) and (ii) the one year anniversary of the date of the first issuance of any shares of the Series C Convertible Preferred Stock.

In July 2025, the Company sold 300 shares of Series C Convertible Preferred Stock and received net proceeds of $290,000 after deducting offering expenses of $10,000. Each share of Series C Convertible Preferred Stock is convertible into common stock of the Company (the “Conversion Shares”) at a conversion per share equal to $2.41, which approximated the market price at the date of transaction. The Company is not required to issue any of the Company’s common stock upon conversion of the Series C Convertible Preferred Stock until the shareholder approval for such issuance is obtained by the Company.

The Company evaluated the features of the Series C Convertible Preferred Stock under ASC 480, and classified them as permanent equity because the Series C Convertible Preferred Stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Common Shares Issued as Convertible Note Payable Commitment Fee

During the year ended December 31, 2024, the Company issued a total of 33,800 shares of its common stock as commitment fee for the purchase of March 2024 Convertible Note and June 2024 Convertible Note. These shares were valued at $320,546, the fair market value on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded it as debt discount.

In July 2025, the Company issued a total of 10,000 shares of its common stock as commitment fee for the purchase of July 2025 Convertible Note. These shares were valued at $26,800, the fair market value on the grant date using the reported closing share price on the date of grant, and the Company recorded it as debt discount (See Note 11 - July 2025 Convertible Note).

Common Shares Sold for Cash

In June 2023, the Company entered into a sales agreement (the “Sales Agreement”) with Roth Capital Partners, LLC (“Roth”) under which the Company may offer and sell from time to time shares of its common stock having an aggregate offering price of up to $3.5 million. During the year ended December 31, 2024, Roth sold an aggregate of 281,843 shares of common stock at an average price of $10.14 per share to investors and the Company recorded net proceeds of $2,544,311, net of commission and other offering costs of $313,541.

Common Shares and Warrants Sold for Cash

On July 14, 2025, the Company entered into that certain securities purchase agreement (the “Securities Purchase Agreement”), with an accredited investor, Brown Stone Capital Ltd. (the “Brown Stone”), pursuant to which the Company agreed to issue and sell to Brown Stone, upon the terms and conditions set forth in the Securities Purchase Agreement, 121,200 shares of the Company’s common stock and pre-funded warrants to purchase 354,300 shares of the Company’s common stock, in exchange for $475,500. The total number of shares of the Company’s common stock issuable pursuant to the pre-funded warrants is 354,300 shares. The closing of the transaction occurred on July 17, 2025, which is when the Company received net proceeds of $450,500 after deducting offering expenses of $25,000.

The fair value of the pre-funded warrants was $832,576 and was based on the Black-Scholes pricing model. Input assumptions used were as follows: stock price per share of $2.35, a risk-free interest rate of 4.01%; expected volatility of 91.10%; expected life of 5 years; and expected dividend yield of 0%. $354,297 of the total gross proceeds was allocated to the warrants based on the relative fair value allocation method, which has been reflected in shareholders’ equity. The warrants were classified in shareholders’ equity as the number of shares were fixed and determinable, and no other provisions precluded equity treatment. $121,203 of the total gross proceeds was allocated as the value of common shares.

The direct costs related to the issuance of the common shares and pre-funded warrants were $25,000. These direct costs were recorded as an offset against gross proceeds with $18,628 being recorded in additional paid-in capital and $6,372 being recorded in common shares on a relative fair value basis.

Common Shares Issued for Services

During the year ended December 31, 2024, the Company issued a total of 145,153 shares of its common stock for services rendered. These shares were valued at $530,350, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $470,350 for the year ended December 31, 2024 and reduced accrued liabilities of $60,000.

During the year ended December 31, 2025, the Company issued a total of 606,494 shares of its common stock for services rendered and to be rendered. These shares were valued at $1,880,786, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded stock-based compensation expense of $1,829,871 for the year ended December 31, 2025 and reduced accrued liabilities of $42,385 and recorded prepaid expense of $8,530 as of December 31, 2025 which will be amortized over the rest of corresponding service periods.

Common Shares Issued for Warrant Exercise

On November 18, 2024, pursuant to the terms of related warrant agreements, the Company issued 42,381 shares of its common stock upon cashless exercise of warrants.

In March and April 2025, pursuant to the terms of related warrant agreements, the Company issued an aggregate of 429,181 shares of its common stock upon cashless exercise of warrants.

Common Shares Issued for Adjustment for 1:15 Reverse Split

The Company issued 206,033 shares of its common stock, resulting from the rounding up of the fractional shares at the one-for-fifteen reverse stock split effected on October 28, 2024.

Pre-Funded Warrants Issued for Debt Modification

On December 15, 2024, the Company issued to Mast Hill a common stock purchase warrant for the purchase of up to 150,000 shares of the Company’s common stock. The Pre-Funded Warrants are immediately exercisable at issuance and until the Pre-Funded Warrants are exercised in full and have an exercise price of $0.01 per share. The Pre-Funded Warrants were classified as a component of permanent equity as they are freestanding financial instrument that is immediately exercisable, does not embody an obligation for the Company to repurchase its own shares and permit the holder to receive a fixed number of shares of common stock upon exercise.

Common Shares Issued for Debt Conversion

On May 29, 2025, the Company and the June 2024 Convertible Note holder entered into that certain waiver, pursuant to which, during the period from June 1, 2025 through December 31, 2025, the investor converted its June 2024 Convertible Note in the principal amount of $2,010,827 and unpaid interest of $233,795 into 2,244,622 shares of common stock of the Company at a per share price of $1.00 (See Note 11).

Options

The following table summarizes the shares of the Company’s common stock issuable upon exercise of options outstanding at December 31, 2025:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$2.93 – 31.20	15,419	2.82	$6.49	15,419	$6.49
$48.75 – 123.00	18,117	1.23	$79.87	18,117	$79.87
$154.50 – 228.00	7,633	4.00	$225.72	7,633	$225.72
$2.93 – 228.00	41,169	2.34	$79.43	41,169	$79.43

Stock option activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2024	56,880	$149.03
Granted	10,265	$4.13
Expired	(14,666)	$(275.14)
Outstanding at December 31, 2024	52,479	$85.45
Granted	2,665	$3.26
Expired / cancelled / forfeited	(13,975)	$(87.50)
Outstanding at December 31, 2025	41,169	$79.43
Options exercisable at December 31, 2025	41,169	$79.43

The aggregate intrinsic value of both stock options outstanding and stock options exercisable at December 31, 2025 was $0.

The fair values of options granted during the year ended December 31, 2025 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 105.10%, risk-free rate of 4.29%, annual dividend yield of 0%, and expected life of 3.00 years. The aggregate fair value of the options granted during the year ended December 31, 2025 was $6,115.

The fair values of options granted during the year ended December 31, 2024 were estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions: volatility of 83.10% - 96.36%, risk-free rate of 3.47% - 4.79%, annual dividend yield of 0%, and expected life of 3.00 - 5.00 years. The aggregate fair value of the options granted during the year ended December 31, 2024 was $28,694.

For the years ended December 31, 2025 and 2024, stock-based compensation expense (adjustment) associated with stock options granted amounted to $(13,409) and $51,159, of which, $14,829 and $19,878, respectively, was recorded as compensation and related benefits, and $(28,238) and $31,281 was recorded as professional fees, respectively.

A summary of the status of the Company’s nonvested stock options granted as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 is presented below:

	Number of Options	Weighted Average Exercise Price
Nonvested at January 1, 2024	5,311	$23.55
Granted	10,265	$4.13
Vested	(9,633)	$(10.31)
Nonvested at December 31, 2024	5,943	$11.54
Granted	2,665	$3.26
Cancelled	(1,853)	$(27.40)
Vested	(6,755)	$(3.92)
Nonvested at December 31, 2025	-	$-

Warrants (Except Pre-Funded Warrants)

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2025:

Warrants Outstanding				Warrants Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2025	Weighted Average Exercise Price
$7.50 – 37.50	86,593	3.42	$8.01	86,593	$8.01
$67.50	889	2.42	$67.50	889	$67.50
$187.50	8,264	1.30	$187.50	8,264	$187.50
$7.50 – 187.50	95,746	3.23	$24.06	95,746	$24.06

Stock warrant activity for the years ended December 31, 2025 and 2024 was as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	43,035	$75.53
Issued	169,527	$10.28
Cancelled (*)	(23,288)	$(32.85)
Exercised	(6,278)	$(50.77)
Outstanding at December 31, 2024	182,996	$21.37
Exercised	(87,250)	$(18.41)
Outstanding and exercisable at December 31, 2025	95,746	$24.06

*	Second Warrant, which was issued on May 23, 2023, July 6, 2023, October 9, 2023, and March 7, 2024, was cancelled in June 2024. Second Warrant, which was issued on June 5, 2024, is still outstanding as of December 31, 2025 and 2024.

The aggregate intrinsic value of both stock warrants outstanding and stock warrants exercisable at December 31, 2025 was $0.

Warrants Issued in March 2024

In connection with the issuance of March 2024 Convertible Note (See Note 11), the Company issued (i) a warrant to purchase 8,750 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 (“First Warrant”), (ii) a warrant to purchase 8,077 shares of common stock with an exercise price of $19.50 (“Second Warrant”), which warrant was never fair valued and was cancelled and extinguished against payment of the March 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 700 shares of common stock with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. The fair value of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 was classified as a derivative liability on March 7, 2024. The fair values of the 9,450 warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued on March 7, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $6.00, volatility of 85.24%, risk-free rate of 4.07%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued to Mast Hill to purchase 8,750 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $20,374 and were amortized over the term of the March 2024 Convertible Note.

The warrants with an exercise price of $30.00 exercisable until the five-year anniversary of March 7, 2024 issued to a third party as a finder’s fee to purchase 700 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $1,679 and were amortized over the term of the March 2024 Convertible Note.

Warrants Issued in June 2024

In connection with the issuance of June 2024 Convertible Note (See Note 11), the Company issued (i) a warrant to purchase 66,667 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 (“First Warrant”), (ii) a warrant to purchase 80,000 shares of common stock with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024 (“Second Warrant”), which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, to Mast Hill; and issued a warrant to purchase 5,333 shares of common stock with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 to a third party as a finder’s fee.

Based upon the Company’s analysis of the criteria contained in ASC 815, the Company determined that all the warrants issued to Mast Hill and a third party as a finder’s fee meet the definition of a derivative liability, as the Company cannot avoid a net cash settlement under certain circumstances. On March 31, 2025 and June 5, 2024, management determined the probability of failing to make an amortization payment when due to be remote and as such the fair value of the 80,000 warrants with an exercise price of $7.50 exercisable until the five-year anniversary of June 5, 2024, which warrant shall be cancelled and extinguished against payment of the June 2024 Convertible Note, has been estimated to be zero. Accordingly, the fair value of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 was classified as a derivative liability on June 5, 2024. The fair values of the 72,000 warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued on June 5, 2024 were computed using the Black-Scholes option-pricing model with the following assumptions: stock price of $10.39, volatility of 85.72%, risk-free rate of 4.31%, annual dividend yield of 0% and expected life of 5 years.

The warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued to Mast Hill to purchase 66,667 shares of the Company’s common stock were treated as a discount on the convertible note payable and were valued at $418,194 and were amortized over the term of the June 2024 Convertible Note.

The warrants with an exercise price of $9.75 exercisable until the five-year anniversary of June 5, 2024 issued to a third party as a finder’s fee to purchase 5,333 shares of the Company’s common stock were treated as convertible debt issuance costs and were valued at $39,221 and were amortized over the term of the June 2024 Convertible Note.

Warrants Cancelled in June 2024

As of June 5, 2024, the Company paid in full of its outstanding May 2023 Convertible Note, July 2023 Convertible Note, October 2023 Convertible Note, and March 2024 Convertible Note and cancelled 23,288 warrants since these convertible notes were fully extinguished.

Warrants Exercised

On November 18, 2024, 6,278 warrants were cashless exercised.

In March and April 2025, 87,250 warrants were cashless exercised.

A summary of the status of the Company’s nonvested stock warrants issued as of December 31, 2025 and changes during the years ended December 31, 2025 and 2024 was presented below:

	Number of Warrants	Weighted Average Exercise Price
Nonvested at January 1, 2024	15,211	$39.90
Issued	169,527	$10.28
Cancelled	(23,288)	$(32.85)
Vested	(81,450)	$(12.10)
Nonvested at December 31, 2024	80,000	$7.50
Vested	(80,000)	$(7.50)
Nonvested at December 31, 2025	-	$-

Pre-Funded Warrants

The number of pre-funded warrants outstanding as of December 31, 2025 is as follows:

Description	Number Outstanding	Weighted Average Exercise Price
Pre-funded warrants issued in December 2024	150,000	$0.01
Pre-funded warrants issued in July 2025	354,300	$0.0001
Outstanding at December 31, 2025	504,300	$0.0030

A summary of pre-funded warrant activity during the years ended December 31, 2025 and 2024 is as follows:

	Number of Pre-Funded Warrants	Weighted Average Exercise Price
Outstanding at January 1, 2024	-	$-
Pre-funded warrants issued	150,000	$0.01
Outstanding at December 31, 2024	150,000	$0.01
Pre-funded warrants issued	354,300	$0.0001
Outstanding at December 31, 2025	504,300	$0.0030